Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liabilities, opening balance	kr 44
Interest expense accrued	0	kr 0
Payments of lease liability	(27)	(39)
Additions	(2)
Deduction		(12)
Lease liabilities, closing balance	kr 19	44
Decrease in right-of-use assets through change in estimation		13
Decrease in lease liability through change in estimation		13
After application of IFRS 16
Lease liabilities
Lease liabilities, opening balance		kr 95